Investments - Summarized Financial Information Dun and Bradstreet (Details) - Dun And Bradstreet Corporation $ in Millions	3 Months Ended	5 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)
Condensed Combined Balance Sheets
Total current assets	$ 452.1	$ 452.1
Goodwill and other intangible assets, net	8,153.9	8,153.9
Other assets	467.3	467.3
Total assets	9,073.3	9,073.3
Current liabilities	828.9	828.9
Long-term debt	3,820.3	3,820.3
Other non-current liabilities	1,583.3	1,583.3
Total liabilities	6,232.5	6,232.5
Preferred equity	1,028.4	1,028.4
Partner's capital	1,812.4	1,812.4
Total liabilities and equity	9,073.3	9,073.3
Condensed Combined Statements of Earnings
Total revenues	398.9	573.0
Loss before income taxes	(86.2)	(197.9)
Net loss	(60.3)	(141.6)
Dividends attributable to preferred stock and noncontrolling interest expense	(33.5)	(51.8)
Net loss attributable to Dun & Bradstreet	$ (93.8)	$ (193.4)